Document and Entity Information	0 Months Ended
Nov. 07, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 07, 2014
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	Nov. 07, 2014
Document Effective Date	Nov. 07, 2014
Prospectus Date	Oct. 31, 2014
Brown Advisory Sustainable Growth Fund | Institutional Shares
Risk/Return:
Trading Symbol	BAFWX
Brown Advisory Sustainable Growth Fund | Investor Shares
Risk/Return:
Trading Symbol	BIAWX
Brown Advisory Sustainable Growth Fund | Advisor Shares
Risk/Return:
Trading Symbol	BAWAX